Marketable securities (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of financial assets [abstract]
Disclosure of financial assets held for trading [text block]

	Average yield p.a. %	06/30/2025	12/31/2024
In local currency
Private funds	99.30% of CDI	366,299	552,635
Private Securities ("CDBs")	101.60% of CDI	5,020,743	11,144,881
Public Securities (1)	IPCA + 6.10%	1,260,384	1,203,776
CDBs - Escrow Account (2)	101.76% of CDI	416,100	391,964
Public Securities - Instituto de Crédito Oficial (ICO)	12.80%	301,393
Other	99.30% of CDI	23,846
		7,388,765	13,293,256
Foreign currency
Time deposits (3)	5.02%	1,098,578
Other		16,607	70,255
		1,115,185	70,255
		8,503,950	13,363,511

Current		8,087,850	12,971,547
Non-Current		416,100	391,964
(1)Acquisition of Brazil National Treasury Notes indexed to IPCA (NTN-B).
(2)Includes escrow accounts, which will be released only after obtaining the applicable governmental approvals, and pending compliance by the Company with the conditions precedent in transactions involving the sale of rural properties.
(3)Refers to Time Deposit investments, with maturities over 90 days, which are remunerated bank deposits with specific maturity periods.